Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 31, 2016
Prospectus Date	Oct. 31, 2016
Large Cap Fund | Large Cap Fund Investor Class
Prospectus:
Trading Symbol	FMIHX
Large Cap Fund | Large Cap Fund Institutional Class
Prospectus:
Trading Symbol	FMIQX
Common Stock Fund | Common Stock Fund Investor Class
Prospectus:
Trading Symbol	FMIMX
Common Stock Fund | Common Stock Fund Institutional Class
Prospectus:
Trading Symbol	FMIUX
International Fund | International Fund Investor Class
Prospectus:
Trading Symbol	FMIJX
International Fund | International Fund Institutional Class
Prospectus:
Trading Symbol	FMIYX